Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2015	2014
Trade accounts payable	5,641	5,156
Notes payable	457	349
Total	6,098	5,505

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.